Events After The Balance Sheet Date - Additional Information (Detail)			12 Months Ended
	Jan. 31, 2019 € / shares	Jan. 31, 2019 £ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
Unilever N.V. [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share			€ 1.52	€ 1.40
Major Ordinary Share Transactions [member] | Unilever N.V. [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share	€ 0.3872
Major Ordinary Share Transactions [member] | Unilever PLC [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | £ / shares		£ 0.3361